CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	May 17, 2019
Class A ordinary shares
Equity, par value (in US dollars per share)	$ 0.000002	$ 0.000002	$ 0.000002
Equity, shares authorized (in shares)	20,000,000,000	20,000,000,000
Equity, shares issued (in shares)	1,880,396,244	664,687,728
Equity, shares outstanding (in shares)	1,880,396,244	664,687,728
Class B ordinary shares
Equity, par value (in US dollars per share)	$ 0.000002	$ 0.000002	$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	1,277,687,072
Equity, shares outstanding (in shares)	144,778,552	1,277,687,072